Related Party Transactions (Details)	Dec. 31, 2025 SGD ($)
Related Party Transactions [Line Items]
Receivable from a shareholder	$ 1
Related Party [Member]
Related Party Transactions [Line Items]
Receivables from horizon quantum holdings pte.ltd	$ 127,851